Non-controlling Interest in Subsidiary (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Noncontrolling Interest [Line Items]
Percentage of revenue generated by single charterer	7.50%	9.50%	7.40%
Tsakos Energy Navigation LTD
Noncontrolling Interest [Line Items]
Percentage of ownership in Mare Success S.A.	51.00%
Polaris Oil Shipping Inc. (Polaris)
Noncontrolling Interest [Line Items]
Percentage of ownership in Mare Success S.A.	49.00%